Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of Operating Segments	5		4
Revenues	$ 187,205	$ 218,631	$ 886,495	$ 287,497	$ 174,729
Expenses	171,305	191,884	785,943	280,085	170,987
Income before taxes	15,900	26,747	100,552	7,412	3,742
Assets	146,370		111,127	16,211
Wholesale Broker Dealer [Member]
Segment Reporting Information [Line Items]
Revenues	139,110	211,844	802,965	286,572	174,729
Expenses	142,635	188,981	757,792	280,085	170,987
Income before taxes	(3,525)	22,863	45,173	6,487	3,742
Assets			32,058	15,286
Transaction Managment [Member]
Segment Reporting Information [Line Items]
Revenues	12,352	2,271	24,367
Expenses	13,217	1,210	14,517
Income before taxes	(865)	1,061	9,850
Assets			20,211
Investment Banking [Member]
Segment Reporting Information [Line Items]
Revenues	32,060	3,491	47,884	925
Expenses	5,618	859	5,107
Income before taxes	26,442	2,632	42,777	925
Assets			46,529	925
Transfer Agent [Member]
Segment Reporting Information [Line Items]
Revenues	4,131	1,025	12,558
Expenses	3,390	834	9,588
Income before taxes	741	191	2,970
Assets			8,618
Investment Research [Member]
Segment Reporting Information [Line Items]
Revenues
Expenses	444
Income before taxes	(444)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	187,653	218,631	887,774	287,497	174,729
Income before taxes	22,349	26,747	100,770	7,412	3,742
Assets	140,288		107,416	16,211
Operating Segments [Member] | Wholesale Broker Dealer [Member]
Segment Reporting Information [Line Items]
Assets	23,632		32,058
Operating Segments [Member] | Transaction Managment [Member]
Segment Reporting Information [Line Items]
Assets	23,152		20,211
Operating Segments [Member] | Investment Banking [Member]
Segment Reporting Information [Line Items]
Assets	74,166		46,529
Operating Segments [Member] | Transfer Agent [Member]
Segment Reporting Information [Line Items]
Assets	9,187		8,618
Operating Segments [Member] | Investment Research [Member]
Segment Reporting Information [Line Items]
Assets	10,151
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(448)		(1,279)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Income before taxes	(6,449)		(218)
Other assets	$ 6,082		$ 3,711